OIL & NATURAL GAS PROPERTIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Extractive Industries [Abstract]
Evaluated costs subject to amortization
Unevaluated costs	109,586,181	107,910,429		80,743,013
Total capitalized costs	109,586,181	107,910,429		80,743,013
Less accumulated depreciation, depletion and amortization
Less accumulated impairment	(109,368,390)	(107,910,429)		(80,743,013)
Total oil and gas properties	$ 217,791